Maturity analysis of assets, liabilities and off-balance sheet commitments - Maturity analysis of assets, liabilities and off-balance sheet commitments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Cash and balances at central banks	$ 154,099	$ 162,843	$ 180,624
Items in the course of collection from other banks	4,956	5,787	6,628
Hong Kong Government certificates of indebtedness	38,380	35,859
Trading assets	254,271	238,130
Financial assets designated or otherwise mandatorily measured at fair value	43,627	41,111
Derivatives	242,995	207,825
Loans and advances to banks	69,203	72,167
Loans and advances to customers	1,036,743	981,696	962,964
– personal	431,137	391,390
– corporate and commercial	535,061	529,025
– financial	70,545	61,281
Reverse repurchase agreements – non-trading	240,862	242,804
Financial investments	443,312	407,433
Accrued income and other financial assets	92,979	75,548
Financial assets	2,621,427	2,471,203
Non-financial assets	93,725	86,921
Total assets	2,715,152	2,558,124	2,521,771
Off-balance sheet commitments received
Loan and other credit-related commitments	63,199	74,222
Financial liabilities
Hong Kong currency notes in circulation	38,380	35,859
Deposits from banks	59,022	56,331
Customer accounts	1,439,115	1,362,643	1,364,462
– personal	747,252	696,969
– corporate and commercial	519,317	499,158
– financial	172,546	166,516
Repurchase agreements – non-trading	140,344	165,884
Items in the course of transmission to other banks	4,817	5,641	6,850
Trading liabilities	83,170	84,431
Financial liabilities designated at fair value	164,466	148,505
Derivatives	239,497	205,835
Debt securities in issue	104,555	85,342
Accruals and other financial liabilities	111,395	87,380
Subordinated liabilities	24,600	22,437
Financial liabilities	2,409,361	2,260,288
Non-financial liabilities	113,123	103,587
Total liabilities	2,522,484	2,363,875
Off-balance sheet commitments given
Loan and other credit-related commitments	797,608	780,266
Customer accounts, insured by guarantee schemes	408,090	364,729
HSBC Holdings
Financial assets
– balances with HSBC undertakings	2,382	3,509	$ 1,985
Financial assets designated or otherwise mandatorily measured at fair value	61,964	23,513
Derivatives	2,002	707
Loans and advances to banks	10,218	56,144
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	61,964	23,513
Financial investments	16,106	0
Accrued income and other financial assets	543	60
Financial assets	93,215	83,933
Non-financial assets	162,025	161,248
Total assets	255,240	245,181
Financial liabilities
Amounts owed to HSBC undertakings	464	949
Financial liabilities designated at fair value	30,303	25,049
Derivatives	2,021	2,159
Debt securities in issue	56,844	50,800
Accruals and other financial liabilities	1,877	942
Subordinated liabilities	18,361	17,715
Financial liabilities	109,870	97,614
Non-financial liabilities	326	214
Total liabilities	110,196	97,828
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	223,153	206,055
Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	461,518	447,818
Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	112,937	126,393
Debt securities in issue
Financial liabilities
Financial liabilities	236,323	196,093
Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	24,687	17,767
Financial liabilities	81,531	68,567
– debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	4,961	5,253
Debt securities in issue	1,747	748
– debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	125,402	104,064
Debt securities in issue	97,542	78,548
– subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	10,550	14,693
– subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	5,616	7,282
– other
Financial liabilities
Financial liabilities designated at fair value	23,553	24,495
– debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	5,266	6,046
Due not more than 1 month
Financial assets
Cash and balances at central banks	154,099	162,843
Items in the course of collection from other banks	4,956	5,787
Hong Kong Government certificates of indebtedness	38,380	35,859
Trading assets	252,009	235,443
Financial assets designated or otherwise mandatorily measured at fair value	4,846	7,743
Derivatives	241,941	206,925
Loans and advances to banks	41,554	40,114
Loans and advances to customers	190,675	178,613
– personal	51,893	41,967
– corporate and commercial	118,585	118,294
– financial	20,197	18,352
Reverse repurchase agreements – non-trading	164,741	172,795
Financial investments	36,128	40,421
Accrued income and other financial assets	80,661	62,067
Financial assets	1,209,990	1,148,610
Non-financial assets	0	0
Total assets	1,209,990	1,148,610
Off-balance sheet commitments received
Loan and other credit-related commitments	63,199	73,464
Financial liabilities
Hong Kong currency notes in circulation	38,380	35,859
Deposits from banks	46,397	42,406
Customer accounts	1,287,358	1,225,919
– personal	646,843	612,325
– corporate and commercial	479,763	457,661
– financial	160,752	155,933
Repurchase agreements – non-trading	132,042	154,383
Items in the course of transmission to other banks	4,817	5,641
Trading liabilities	82,130	82,867
Financial liabilities designated at fair value	12,844	3,813
Derivatives	237,901	203,962
Debt securities in issue	8,183	6,777
Accruals and other financial liabilities	87,796	69,958
Subordinated liabilities	1,502	6
Financial liabilities	1,939,350	1,831,591
Non-financial liabilities	0	0
Total liabilities	1,939,350	1,831,591
Off-balance sheet commitments given
Loan and other credit-related commitments	794,336	769,311
Due not more than 1 month | HSBC Holdings
Financial assets
– balances with HSBC undertakings	2,382	3,509
Derivatives	596	540
Loans and advances to banks	102	3,052
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	2,754	0
Accrued income and other financial assets	93	33
Financial assets	5,927	7,134
Non-financial assets	0	0
Total assets	5,927	7,134
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	1,838	1,321
Debt securities in issue	0	0
Accruals and other financial liabilities	900	319
Subordinated liabilities	1,503	0
Financial liabilities	4,241	1,640
Non-financial liabilities	0	0
Total liabilities	4,241	1,640
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due not more than 1 month | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	221,952	203,622
Due not more than 1 month | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	460,569	441,199
Due not more than 1 month | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	111,815	124,490
Due not more than 1 month | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due not more than 1 month | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due not more than 1 month | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	8,884	981
Debt securities in issue	6,168	4,611
Due not more than 1 month | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	23	0
Due not more than 1 month | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due not more than 1 month | – other
Financial liabilities
Financial liabilities designated at fair value	3,937	2,832
Due not more than 1 month | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	2,015	2,166
Due over 1 month but not more than 3 months
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	644	264
Financial assets designated or otherwise mandatorily measured at fair value	74	49
Derivatives	150	15
Loans and advances to banks	7,826	10,421
Loans and advances to customers	82,379	72,072
– personal	14,547	8,736
– corporate and commercial	61,629	58,623
– financial	6,203	4,713
Reverse repurchase agreements – non-trading	38,997	41,084
Financial investments	64,472	58,731
Accrued income and other financial assets	5,544	6,893
Financial assets	200,086	189,529
Non-financial assets	0	0
Total assets	200,086	189,529
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits from banks	4,167	3,457
Customer accounts	81,038	66,990
– personal	49,405	38,132
– corporate and commercial	24,214	22,922
– financial	7,419	5,936
Repurchase agreements – non-trading	3,402	8,140
Items in the course of transmission to other banks	0	0
Trading liabilities	209	251
Financial liabilities designated at fair value	4,667	4,476
Derivatives	105	62
Debt securities in issue	17,374	11,194
Accruals and other financial liabilities	9,078	8,986
Subordinated liabilities	0	89
Financial liabilities	120,040	103,645
Non-financial liabilities	0	0
Total liabilities	120,040	103,645
Off-balance sheet commitments given
Loan and other credit-related commitments	600	5,281
Due over 1 month but not more than 3 months | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	0
Loans and advances to banks	672	11,563
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	3,493	0
Accrued income and other financial assets	277	27
Financial assets	4,442	11,590
Non-financial assets	0	0
Total assets	4,442	11,590
Financial liabilities
Amounts owed to HSBC undertakings	464	949
Financial liabilities designated at fair value	0	0
Derivatives	0	0
Debt securities in issue	0	0
Accruals and other financial liabilities	574	353
Subordinated liabilities	0	0
Financial liabilities	1,038	1,302
Non-financial liabilities	0	0
Total liabilities	1,038	1,302
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 1 month but not more than 3 months | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	40	974
Due over 1 month but not more than 3 months | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	117	2,694
Due over 1 month but not more than 3 months | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	443	1,613
Due over 1 month but not more than 3 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 month but not more than 3 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due over 1 month but not more than 3 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	2,046	1,562
Debt securities in issue	17,372	10,094
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 month but not more than 3 months | – other
Financial liabilities
Financial liabilities designated at fair value	2,621	2,914
Due over 1 month but not more than 3 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	2	1,100
Due over 3 months but not more than 6 months
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	412	707
Financial assets designated or otherwise mandatorily measured at fair value	381	371
Derivatives	24	57
Loans and advances to banks	4,877	3,486
Loans and advances to customers	61,254	58,680
– personal	8,562	8,237
– corporate and commercial	45,924	45,918
– financial	6,768	4,525
Reverse repurchase agreements – non-trading	17,933	13,308
Financial investments	35,795	30,464
Accrued income and other financial assets	2,532	2,403
Financial assets	123,208	109,476
Non-financial assets	0	0
Total assets	123,208	109,476
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits from banks	2,773	1,043
Customer accounts	38,343	31,315
– personal	29,320	21,218
– corporate and commercial	7,162	8,029
– financial	1,861	2,068
Repurchase agreements – non-trading	1,579	1,750
Items in the course of transmission to other banks	0	0
Trading liabilities	265	326
Financial liabilities designated at fair value	4,236	6,878
Derivatives	73	135
Debt securities in issue	12,799	12,556
Accruals and other financial liabilities	3,914	3,296
Subordinated liabilities	22	3
Financial liabilities	64,004	57,302
Non-financial liabilities	0	0
Total liabilities	64,004	57,302
Off-balance sheet commitments given
Loan and other credit-related commitments	590	941
Due over 3 months but not more than 6 months | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	0
Loans and advances to banks	120	158
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	1,873	0
Accrued income and other financial assets	97	0
Financial assets	2,090	158
Non-financial assets	0	0
Total assets	2,090	158
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	2,125
Derivatives	0	0
Debt securities in issue	0	0
Accruals and other financial liabilities	303	188
Subordinated liabilities	0	0
Financial liabilities	303	2,313
Non-financial liabilities	0	0
Total liabilities	303	2,313
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 3 months but not more than 6 months | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	39	59
Due over 3 months but not more than 6 months | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	96	799
Due over 3 months but not more than 6 months | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	455	83
Due over 3 months but not more than 6 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 3 months but not more than 6 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	205
Debt securities in issue	0	0
Due over 3 months but not more than 6 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	2,946	2,659
Debt securities in issue	12,551	12,526
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	2,125
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	2,125
Due over 3 months but not more than 6 months | – other
Financial liabilities
Financial liabilities designated at fair value	1,290	1,889
Due over 3 months but not more than 6 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	248	30
Due over 6 months but not more than 9 months
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	62	744
Financial assets designated or otherwise mandatorily measured at fair value	200	145
Derivatives	27	79
Loans and advances to banks	2,592	2,004
Loans and advances to customers	36,005	38,394
– personal	7,245	7,581
– corporate and commercial	25,006	27,001
– financial	3,754	3,812
Reverse repurchase agreements – non-trading	8,226	5,763
Financial investments	17,485	15,707
Accrued income and other financial assets	915	561
Financial assets	65,512	63,397
Non-financial assets	0	0
Total assets	65,512	63,397
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits from banks	454	784
Customer accounts	11,530	17,218
– personal	8,484	11,483
– corporate and commercial	2,621	4,599
– financial	425	1,136
Repurchase agreements – non-trading	1,882	629
Items in the course of transmission to other banks	0	0
Trading liabilities	148	633
Financial liabilities designated at fair value	4,552	3,076
Derivatives	10	191
Debt securities in issue	13,152	8,075
Accruals and other financial liabilities	1,244	659
Subordinated liabilities	1,993	0
Financial liabilities	34,965	31,265
Non-financial liabilities	0	0
Total liabilities	34,965	31,265
Off-balance sheet commitments given
Loan and other credit-related commitments	313	1,972
Due over 6 months but not more than 9 months | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	0
Loans and advances to banks	25	968
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	2,251	0
Accrued income and other financial assets	48	0
Financial assets	2,324	968
Non-financial assets	0	0
Total assets	2,324	968
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	0	0
Debt securities in issue	0	0
Accruals and other financial liabilities	55	36
Subordinated liabilities	0	0
Financial liabilities	55	36
Non-financial liabilities	0	0
Total liabilities	55	36
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 6 months but not more than 9 months | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	56	32
Due over 6 months but not more than 9 months | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	52	1,895
Due over 6 months but not more than 9 months | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	205	45
Due over 6 months but not more than 9 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 6 months but not more than 9 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due over 6 months but not more than 9 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	3,757	2,290
Debt securities in issue	12,991	8,075
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 6 months but not more than 9 months | – other
Financial liabilities
Financial liabilities designated at fair value	795	786
Due over 6 months but not more than 9 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	161	0
Due over 9 months but not more than 1 year
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	452	104
Financial assets designated or otherwise mandatorily measured at fair value	422	334
Derivatives	22	18
Loans and advances to banks	2,859	3,282
Loans and advances to customers	36,755	37,333
– personal	6,931	7,240
– corporate and commercial	25,069	25,597
– financial	4,755	4,496
Reverse repurchase agreements – non-trading	6,305	3,574
Financial investments	18,202	15,357
Accrued income and other financial assets	495	307
Financial assets	65,512	60,309
Non-financial assets	0	0
Total assets	65,512	60,309
Off-balance sheet commitments received
Loan and other credit-related commitments	0	1
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits from banks	844	542
Customer accounts	11,342	13,760
– personal	6,852	8,282
– corporate and commercial	3,009	4,317
– financial	1,481	1,161
Repurchase agreements – non-trading	59	73
Items in the course of transmission to other banks	0	0
Trading liabilities	102	81
Financial liabilities designated at fair value	5,196	3,481
Derivatives	18	144
Debt securities in issue	11,382	3,330
Accruals and other financial liabilities	2,058	1,269
Subordinated liabilities	100	0
Financial liabilities	31,101	22,680
Non-financial liabilities	0	0
Total liabilities	31,101	22,680
Off-balance sheet commitments given
Loan and other credit-related commitments	551	1,257
Due over 9 months but not more than 1 year | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	0
Loans and advances to banks	0	1
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	2,721	0
Accrued income and other financial assets	16	0
Financial assets	2,737	1
Non-financial assets	0	0
Total assets	2,737	1
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	0	0
Debt securities in issue	0	0
Accruals and other financial liabilities	10	5
Subordinated liabilities	0	0
Financial liabilities	10	5
Non-financial liabilities	0	0
Total liabilities	10	5
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 9 months but not more than 1 year | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	167	201
Due over 9 months but not more than 1 year | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	381	974
Due over 9 months but not more than 1 year | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	3	82
Due over 9 months but not more than 1 year | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	1,139	0
Debt securities in issue	0	0
Due over 9 months but not more than 1 year | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	3,030	2,353
Debt securities in issue	11,382	3,330
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – other
Financial liabilities
Financial liabilities designated at fair value	1,027	1,128
Due over 9 months but not more than 1 year | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	0	0
Due over 1 year but not more than 2 years
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	152	197
Financial assets designated or otherwise mandatorily measured at fair value	780	918
Derivatives	112	69
Loans and advances to banks	6,848	7,158
Loans and advances to customers	106,203	101,267
– personal	22,923	24,942
– corporate and commercial	71,751	67,093
– financial	11,529	9,232
Reverse repurchase agreements – non-trading	2,298	5,253
Financial investments	48,427	41,866
Accrued income and other financial assets	432	349
Financial assets	165,252	157,077
Non-financial assets	0	0
Total assets	165,252	157,077
Off-balance sheet commitments received
Loan and other credit-related commitments	0	3
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits from banks	2,455	5,558
Customer accounts	5,275	4,122
– personal	3,631	2,853
– corporate and commercial	1,119	1,092
– financial	525	177
Repurchase agreements – non-trading	354	408
Items in the course of transmission to other banks	0	0
Trading liabilities	287	235
Financial liabilities designated at fair value	26,081	12,545
Derivatives	68	560
Debt securities in issue	14,572	10,670
Accruals and other financial liabilities	1,592	885
Subordinated liabilities	755	1,996
Financial liabilities	51,439	36,979
Non-financial liabilities	0	0
Total liabilities	51,439	36,979
Off-balance sheet commitments given
Loan and other credit-related commitments	442	361
Due over 1 year but not more than 2 years | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	0
Loans and advances to banks	600	0
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	458	0
Financial investments	3,014	0
Accrued income and other financial assets	12	0
Financial assets	4,084	0
Non-financial assets	0	0
Total assets	4,084	0
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	5,651	0
Derivatives	20	0
Debt securities in issue	10,134	0
Accruals and other financial liabilities	0	0
Subordinated liabilities	0	0
Financial liabilities	15,805	0
Non-financial liabilities	0	0
Total liabilities	15,805	0
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 1 year but not more than 2 years | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	208	280
Due over 1 year but not more than 2 years | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	218	34
Due over 1 year but not more than 2 years | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	16	47
Due over 1 year but not more than 2 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	5,651	0
Due over 1 year but not more than 2 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	1,190
Debt securities in issue	749	0
Due over 1 year but not more than 2 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	22,950	9,143
Debt securities in issue	13,604	10,276
Due over 1 year but not more than 2 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 year but not more than 2 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 year but not more than 2 years | – other
Financial liabilities
Financial liabilities designated at fair value	3,131	2,212
Due over 1 year but not more than 2 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	219	394
Due over 2 years but not more than 5 years
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	540	671
Financial assets designated or otherwise mandatorily measured at fair value	2,356	2,415
Derivatives	294	328
Loans and advances to banks	2,005	4,508
Loans and advances to customers	227,811	219,841
– personal	66,761	63,061
– corporate and commercial	147,139	143,959
– financial	13,911	12,821
Reverse repurchase agreements – non-trading	2,362	1,027
Financial investments	90,193	92,846
Accrued income and other financial assets	363	731
Financial assets	325,924	322,367
Non-financial assets	0	0
Total assets	325,924	322,367
Off-balance sheet commitments received
Loan and other credit-related commitments	0	98
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits from banks	876	1,655
Customer accounts	4,075	3,194
– personal	2,646	2,623
– corporate and commercial	1,388	509
– financial	41	62
Repurchase agreements – non-trading	2	501
Items in the course of transmission to other banks	0	0
Trading liabilities	29	36
Financial liabilities designated at fair value	43,534	53,615
Derivatives	540	159
Debt securities in issue	20,048	19,713
Accruals and other financial liabilities	2,823	1,027
Subordinated liabilities	424	1,384
Financial liabilities	72,351	81,284
Non-financial liabilities	0	0
Total liabilities	72,351	81,284
Off-balance sheet commitments given
Loan and other credit-related commitments	458	731
Due over 2 years but not more than 5 years | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	230	0
Loans and advances to banks	1,909	14,062
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	24,845	8,116
Financial investments	0	0
Accrued income and other financial assets	0
Financial assets	26,984	22,178
Non-financial assets	0	0
Total assets	26,984	22,178
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	6,710	12,306
Derivatives	85	339
Debt securities in issue	23,786	23,770
Accruals and other financial liabilities	0	0
Subordinated liabilities	2,076	0
Financial liabilities	32,657	36,415
Non-financial liabilities	0	0
Total liabilities	32,657	36,415
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 2 years but not more than 5 years | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	392	556
Due over 2 years but not more than 5 years | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	66	150
Due over 2 years but not more than 5 years | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	25
Due over 2 years but not more than 5 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	6,710	12,306
Due over 2 years but not more than 5 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	2,663	2,721
Debt securities in issue	998	748
Due over 2 years but not more than 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	34,753	47,443
Debt securities in issue	18,092	18,021
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	2,131	0
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 2 years but not more than 5 years | – other
Financial liabilities
Financial liabilities designated at fair value	3,987	3,451
Due over 2 years but not more than 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	958	944
More than 5 years
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	0	0
Financial assets designated or otherwise mandatorily measured at fair value	34,568	29,136
Derivatives	425	334
Loans and advances to banks	642	1,194
Loans and advances to customers	295,661	275,496
– personal	252,275	229,626
– corporate and commercial	39,958	42,540
– financial	3,428	3,330
Reverse repurchase agreements – non-trading	0	0
Financial investments	132,610	112,041
Accrued income and other financial assets	2,037	2,237
Financial assets	465,943	420,438
Non-financial assets	93,725	86,921
Total assets	559,668	507,359
Off-balance sheet commitments received
Loan and other credit-related commitments	0	656
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits from banks	1,056	886
Customer accounts	154	125
– personal	71	53
– corporate and commercial	41	29
– financial	42	43
Repurchase agreements – non-trading	1,024	0
Items in the course of transmission to other banks	0	0
Trading liabilities	0	2
Financial liabilities designated at fair value	63,356	60,621
Derivatives	782	622
Debt securities in issue	7,045	13,027
Accruals and other financial liabilities	2,890	1,300
Subordinated liabilities	19,804	18,959
Financial liabilities	96,111	95,542
Non-financial liabilities	113,123	103,587
Total liabilities	209,234	199,129
Off-balance sheet commitments given
Loan and other credit-related commitments	318	412
More than 5 years | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	1,176	167
Loans and advances to banks	6,790	26,340
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	36,661	15,397
Financial investments	0	0
Accrued income and other financial assets	0	0
Financial assets	44,627	41,904
Non-financial assets	162,025	161,248
Total assets	206,652	203,152
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	17,942	10,618
Derivatives	78	499
Debt securities in issue	22,924	27,030
Accruals and other financial liabilities	35	41
Subordinated liabilities	14,782	17,715
Financial liabilities	55,761	55,903
Non-financial liabilities	326	214
Total liabilities	56,087	56,117
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
More than 5 years | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	299	331
More than 5 years | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	19	73
More than 5 years | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	8
More than 5 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	12,326	5,461
More than 5 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	1,159	1,137
Debt securities in issue	0	0
More than 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	47,036	37,633
Debt securities in issue	5,382	11,615
More than 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	8,396	12,568
More than 5 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	5,616	5,157
More than 5 years | – other
Financial liabilities
Financial liabilities designated at fair value	6,765	9,283
More than 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	$ 1,663	$ 1,412